Financial Assets Designated at Fair Value - Disclosure of Financial Assets Designated at Fair Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets designated at fair value	£ 2,096	£ 2,140
Loans and Advances to Customers [member]
Disclosure of fair value measurement of assets [line items]
Financial assets designated at fair value	1,549	1,731
Loans and Advances to Customers [member] | Loans to Housing Associations [member]
Disclosure of fair value measurement of assets [line items]
Financial assets designated at fair value	1,034	1,215
Loans and Advances to Customers [member] | Other Loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets designated at fair value	515	516
Debt Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets designated at fair value	£ 547	£ 409